LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
NOTE 6          -      LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2011	2010
Severance pay funds (see Note 15B)	$11,374	$12,465
Investment in HHNEC (see below)	--	17,100
Others, (see investment in limited partnership below)	1,270	1,486
	$12,644	$31,051

Investment in Limited Partnership:

In December 2007, Tower together with CMT Medical Technologies Ltd, a leading provider of advanced digital X-ray imaging systems for medical diagnosis, established a limited partnership to develop and market X-ray detectors for medical applications. Tower owns 38% of the limited partnership and accounts for the investment in the limited partnership using the equity method.

Investment in HHNEC:

As of December 31, 2010, Jazz had an investment in Hua Hong Semiconductor Ltd ("HHSL"), which owns 100% of Shanghai Hua Hong NEC Electronics Company Ltd. (also known as "HHNEC"). The investment represented a minority interest of approximately 10% in HHSL, hence the investment in HHSL was recorded at fair value as of the date of Tower's merger with Jazz and subsequently carried using the cost method of accounting for investments, as Jazz did not have the ability to exercise significant influence.

During 2011, Jazz sold its 10% holdings in HHSL, in an HHSL buyback transaction for a gross amount of approximately $32,000 in cash, before tax and other payments and recorded a gross gain of approximately $15,000 from this transaction.